Stock-Based Compensation - Stock Unit Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Percentage In Annual Base Salary, Min	50.00%
Share Based Compensation Percentage In Annual Base Salary, Max	100.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility of stock price	40.00%	43.00%	50.00%
Risk-free interest rate	0.83%	0.39%
Risk-free interest rate - minimum			0.30%
Risk-free interest rate - maximum			0.42%
Valuation period	3 years	3 years
Dividend yield	0.00%	0.00%	0.00%
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Valuation period			2 years 6 months 0 days
Restricted Stock Units (RSUs) [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Valuation period			3 years 0 months 0 days